SCHEDULE OF ACCRUED EXPENSES (Details) - USD ($)	Jul. 31, 2024	Apr. 30, 2024	Apr. 30, 2023
Payables and Accruals [Abstract]
Accrued payroll	$ 1,465,142	$ 1,304,363	$ 1,535,186
Accrued bonus	1,177,777	1,022,751	1,720,606
Accrued professional fees	73,500	37,212	490,424
Other accrued expenses	1,451,331	1,041,046	1,165,623
Total	$ 4,167,750	$ 3,405,372	$ 4,911,839